UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
AMT-Free Municipal
Bond Fund

SEMIANNUAL REPORT February 28, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
31	Statement of Assets and Liabilities
32	Statement of Operations
33	Statement of Changes in Net Assets
35	Financial Highlights
39	Notes to Financial Statements
52	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
AMT-Free Municipal Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus AMT-Free Municipal Bond Fund, covering the six-month period from September 1, 2012, through February 28, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The search for higher after-tax yields amid historically low interest rates continued to be a major force in the solid performance of the municipal bond market over the reporting period, as the Federal Reserve Board pumped liquidity into the domestic financial system. In addition, municipal bonds benefited from favorable supply-and-demand dynamics. Robust investor demand was met with a relatively meager supply of newly issued securities stemming from political pressure to reduce government spending and borrowing.The market also was buoyed by improvements in the fiscal condition of most states and many municipalities as tax revenues increased in a gradually recovering U.S. economy.

However, the pace of economic growth has remained sluggish compared to historical norms, helping to prevent new imbalances from developing even as monetary policymakers throughout the world maintain aggressively accommodative postures. Therefore, in our analysis, the economic expansion is likely to continue over the foreseeable future. As always, we encourage you to discuss our observations with your financial adviser, who can help you respond to the challenges and opportunities the financial markets provide.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2012, through February 28, 2013, as provided by Steven Harvey and Daniel Rabasco, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2013, Dreyfus AMT-Free Municipal Bond Fund’s Class A shares achieved a total return of 2.36%, Class C shares returned 1.98%, Class I shares returned 2.49% and Class Z shares returned 2.46%.1 In comparison, the fund’s benchmark, the Barclays Municipal Bond Index (the “Index”), produced a total return of 2.01%.2

Despite rising long-term interest rates and bouts of heightened volatility, strong investor demand for a limited supply of securities helped municipal bonds produce positive absolute returns over the reporting period.The fund’s Class A, Class I and Class Z shares produced higher returns than the fund’s benchmark, primarily due to its emphasis on higher yielding, revenue-backed bonds.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting.The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

  Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

Municipal Bonds Encountered Heightened Volatility

Investor sentiment began to improve by the start of the reporting period when the European financial crisis did not worsen, China appeared to have engineered a soft landing for its economy, and recession fears faded in the United States. Instead, investors responded positively to improved U.S. employment and housing market trends, a statement from the head of the European Central Bank in support of the euro, and expectations that new leadership in China might lead to stronger regional growth. Although investor optimism faltered in November due to uncertainty surrounding automatic tax hikes and spending cuts scheduled for the start of 2013, last-minute legislation to address the scheduled tax increases helped alleviate investors’ worries. Consequently, investors turned away from traditional safe havens and toward riskier assets.

Municipal bond prices also were supported by the Federal Reserve Board’s (the “Fed”) aggressively accommodative monetary policy, which kept interest rates low and fueled robust demand from investors seeking more competitive levels of after-tax income. Meanwhile, new issuance remained muted when political pressure led to less borrowing for capital projects. From a credit quality perspective, higher tax receipts and reduced spending have enabled many states to shore up their fiscal condition and balance their budgets.

Nonetheless, the municipal bond market encountered heightened volatility late in 2012 when the fiscal cliff debate and seasonal pressures led to broad-based price declines. Fortunately, the market recouped most of those losses over the first two months of 2013.

Credit Selection Strategy Drove Fund Performance

The fund’s relative performance was bolstered by our emphasis on revenue-backed bonds over their general obligation counterparts. Returns were particularly robust among bonds backed by hospitals, airports, and the states’ settlement of litigation with U.S. tobacco companies. Overweighted exposure to bonds with credit ratings toward the bottom of the investment-grade range also buoyed results as investors reached for higher yields. From a regional perspective, California bonds fared especially well when they rallied from depressed levels.

In addition, the fund benefited from our focus on securities in the 10- to 15-year range, which performed better than longer-term municipal bonds.We later reduced our emphasis on that maturity range when bonds with five-year maturities offered better relative values.Also, the fund employed swap options, a derivative instrument, to take advantage of the relative value opportunity presented by a very flat municipal bond yield curve. For the reporting period, the use of these swap options was not additive to fund returns as the municipal yield curve had not yet returned to its more normal shape.

Maintaining a Conservative Approach

We have been encouraged by recently improved data, but the U.S. economy remains vulnerable to fiscal uncertainty and international developments. In addition, while credit fundamentals are improving for most states, many localities continue to face fiscal pressures.Therefore, we have adopted a generally conservative credit posture, maintaining a relatively light exposure to lower rated securities in favor of those within the mid-to-upper investment-grade spectrum.We continue to emphasize essential service revenue bonds possessing strong credit features over general obligation securities.

March 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower.
Neither Class Z nor Class I shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable.The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund so that total annual fund operating expenses of Class A, C, I and Z shares (excluding Rule
12b-1 fees, shareholder services fees for Class A, C, I and Z shares, taxes, brokerage commissions, extraordinary expenses, interest expenses, and commitment fees on borrowings) do not exceed 0.45%. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors but has committed not to do so until at least May 1,
2014.Without this absorption returns would have been lower.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from September 1, 2012 to February 28, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2013

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$3.51	$7.26	$2.26	$2.51
Ending value (after expenses)	$1,023.60	$1,019.80	$1,024.90	$1,024.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2013

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$3.51	$7.25	$2.26	$2.51
Ending value (after expenses)	$1,021.32	$1,017.60	$1,022.56	$1,022.32

Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class
I and .50% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.2%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—.5%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000		1,642,445
Jefferson County,
Limited Obligation
School Warrants	5.00	1/1/24	1,000,000		980,270
Arizona—1.6%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue
(Prerefunded)	7.00	1/1/14	2,000,000	[a]	2,112,460
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,750,000		3,769,725
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/18	2,700,000		2,791,476
Arkansas—.2%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project)
(Insured; AMBAC)	5.00	12/1/17	1,025,000		1,061,183
California—11.0%
California,
Economic Recovery Bonds	5.00	7/1/20	3,000,000		3,666,390
California,
GO	5.25	10/1/16	295,000		296,342
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000		2,954,425
California,
GO (Various Purpose)	5.75	4/1/31	6,700,000		8,017,287
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		4,348,880
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,702,960

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,000,000		5,648,150
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000		2,029,460
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	[b]	1,213,097
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000	[b]	1,140,000
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		3,051,300
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	3,500,000		4,177,915
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000	[b]	905,520
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000	[b]	2,270,980
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,341,580
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,349,160
San Diego County Regional
Transportation Commission,
Sales Tax Revenue	5.00	4/1/20	1,000,000		1,256,660
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,921,568
San Juan Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/13	1,425,000	[a]	1,455,880

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Tustin Unified School District
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty Municipal Corp.)	0.00	9/1/21	1,615,000	[b]	1,226,027
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000		2,430,260
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000		1,812,673
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento
Redevelopment Project)
(Insured; National Public
Finance Guarantee Corp.)	4.75	9/1/16	800,000		810,272
Colorado—1.7%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000		524,355
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000		624,240
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000		1,225,270
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000		1,452,600
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,116,570
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000		2,181,620
Metro Wastewater
Reclamation District, Sewer
Improvement Revenue	5.00	4/1/17	2,000,000		2,352,300
Delaware—.5%
Delaware,
GO	5.00	10/1/16	2,500,000		2,902,850

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
District of Columbia—1.0%
Metropolitan Washington Airports
Authority, Airport
System Revenue	5.00	10/1/35	4,000,000	4,558,360
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Revenue	5.13	7/1/32	1,000,000	1,134,510
Florida—5.9%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,917,937
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/36	1,800,000	1,886,220
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000	3,548,940
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	1,255,000	1,456,691
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,000,000	2,342,040
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	3,535,000	4,212,978
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,074,500
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000	3,932,603
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges
and Causeway Project)
(Insured; CIFG)	5.00	10/1/22	1,820,000	2,014,321

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000		1,395,925
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000		2,976,739
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.26	11/15/23	2,250,000	[c]	2,129,738
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,119,730
University of Central Florida,
COP (University of Central
Florida Convocation
Corporation Master
Lease Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/18	1,765,000		1,854,150
Georgia—4.9%
Atlanta,
Airport General Revenue	5.00	1/1/20	5,000,000		6,088,400
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000		2,023,481
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000		1,477,428
Carrollton Payroll Development
Authority, RAC (University of
West Georgia Athletic Complex,
LLC Project)	6.25	6/15/34	3,895,000		4,662,081
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	2,000,000		2,277,740

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia (continued)
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	2,875,000	3,229,459
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	5,000,000	6,138,500
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/15/32	1,240,000	1,350,744
Idaho—1.7%
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	6,576,248
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	2,500,000	3,014,225
Illinois—8.0%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	2,400,000	2,657,928
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	3,580,000	4,155,664
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,698,025
Chicago Board of Education,
Unlimited Tax GO
(Dedicated Revenues)	5.25	12/1/25	2,500,000	2,806,300
Huntley,
Special Service Area Number
Nine, Special Tax Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.10	3/1/28	3,500,000	4,008,060

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Illinois,
GO	5.00	1/1/16	2,850,000	3,153,753
Illinois,
GO	5.00	8/1/24	1,000,000	1,132,910
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured; AMBAC)	6.00	2/1/28	750,000	845,145
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured; AMBAC)	6.25	2/1/33	500,000	563,500
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	1,000,000	1,095,250
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/16	2,200,000	2,461,316
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000	6,645,300
Metropolitan Pier and
Exposition Authority,
Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	3,500,000	3,932,635
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	3,100,000	3,746,722
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	3,600,000	4,316,148
Kansas—.3%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,607,175
Kentucky—.2%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy
Conservation Project)	5.25	9/1/26	1,000,000	1,028,600

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Louisiana—1.0%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,982,800
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,387,180
Maine—.3%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical
Center Issue)	7.50	7/1/32	1,250,000	1,613,650
Maryland—2.8%
Howard County,
Consolidated Public
Improvement Project GO	5.00	8/15/17	2,000,000	2,386,740
Hyattsville,
Special Obligation Revenue
(University Town Center Project)	5.60	7/1/24	1,500,000	1,547,280
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/20	2,500,000	3,090,425
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	520,000	521,092
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/20	4,700,000	5,932,622
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/21	1,500,000	1,840,965
Massachusetts—3.3%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	5,759,350

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000		2,499,945
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	2,250,000		2,726,843
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		2,045,505
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/42	2,500,000		2,891,125
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien
Parking Revenue	5.00	7/1/23	2,000,000		2,406,840
Michigan—11.1%
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/14	8,000,000	[b]	7,932,880
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/20	1,055,000	[b]	902,489
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000		1,848,465
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,000,000		1,247,250
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,115,000		972,771
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		990,395
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,250,530

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	2,500,000		2,740,450
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000	[b]	5,743,822
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	3,000,000		3,217,590
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	4,555,000		5,110,710
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	11/15/25	2,500,000		2,999,575
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,961,150
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/22	7,500,000		8,488,950
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000		3,063,682
Monroe County
Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,704,600
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000		4,321,045
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital
Obligated Group)	6.25	9/1/14	1,500,000		1,614,960

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/22	3,000,000		3,522,360
Mississippi—.3%
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC) (Prerefunded)	5.00	11/1/14	1,315,000	[a]	1,419,516
Missouri—1.0%
Curators of the University of
Missouri, System
Facilities Revenue	5.00	11/1/19	2,500,000		3,111,400
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	260,000		260,853
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	475,000		485,137
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC) (Prerefunded)	5.00	2/15/16	1,265,000	[a]	1,430,778
Nevada—.5%
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern Nevada
Water Authority Pledged Revenues)	5.00	6/1/42	2,500,000		2,826,975
New Jersey—1.1%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000		76,141
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	100,000		115,538
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.19	1/1/30	2,500,000	[c]	2,250,000

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,455,000	1,452,541
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	2,140,000	2,054,721
New York—5.6%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000	6,100,650
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/32	1,850,000	2,169,717
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000	2,921,225
New York City,
GO	5.00	8/1/28	1,000,000	1,179,230
New York City,
GO	5.00	10/1/36	2,500,000	2,877,175
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,500,000	2,891,575
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	2,500,000	3,057,600
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000	3,629,370
New York State Urban Development
Corporation, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/17	3,260,000	3,823,980
New York State Urban Develpoment
Corporation, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/17	2,135,000	2,504,355

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina—4.1%
Durham,
Water and Sewer Utility
System Revenue	5.25	6/1/21	1,620,000		2,082,478
Durham County,
GO Public Improvement Bonds
(Prerefunded)	5.00	6/1/16	1,000,000	[a]	1,144,370
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000		1,113,610
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000		1,310,820
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000		1,184,792
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of Eastern Carolina)	6.25	12/1/33	2,250,000		2,709,428
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	[b]	2,810,783
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project) (Prerefunded)	6.50	7/1/13	1,000,000	[a]	1,031,440
Oak Island,
Enterprise System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/34	1,000,000		1,162,220
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000		1,117,280
Raleigh,
Combined Enterprise System
Revenue	5.00	3/1/31	1,175,000		1,305,871

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina (continued)
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000		1,155,310
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project)
(Insured; AMBAC)	0.19	10/1/22	4,725,000	[c]	4,441,500
Ohio—1.6%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	1,500,000		1,662,510
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000		1,268,427
Montgomery County,
Revenue (Miami Valley
Hospital) (Prerefunded)	6.25	11/15/14	2,000,000	[a]	2,205,280
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the
Arts Project)	5.50	5/15/28	2,345,000		2,401,421
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,100,000		1,331,517
Oklahoma—.2%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000		1,227,139
Oregon—.6%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000		1,735,314
Oregon Department of
Administrative Services,
Lottery Revenue	5.00	4/1/29	1,500,000		1,734,960

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania—5.7%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000		3,103,932
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter
School Project)	6.38	12/15/37	2,000,000		2,104,940
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/15/17	4,000,000		4,287,880
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000		1,125,130
Pennsylvania Economic Development
Financing Authority, Unemployment
Compensation Revenue	5.00	7/1/22	3,000,000		3,408,330
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	1,500,000		1,646,070
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		3,017,150
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000		2,591,880
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,730,000		2,071,917
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	270,000	[a]	334,311
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	3,360,000		3,901,666
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	3,500,000		4,173,505

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina—.5%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	2,500,000		2,852,500
Tennessee—.5%
Metropolitan Government of
Nashville and Davidson County,
Subordinate Lien Water and
Sewer Revenue	5.00	7/1/17	2,500,000		2,924,975
Texas—7.8%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000		2,263,353
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/35	3,000,000		3,383,280
Dallas Independent School
District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	5.00	2/15/23	5,500,000		6,761,370
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC) (Prerefunded)	5.25	8/15/13	1,295,000	[a]	1,325,614
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	3,900,000	[b]	1,593,189
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	2,860,000	[b]	1,101,643
Lewisville Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/18	2,360,000		2,880,120
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,440,569

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	2,325,000	[b]	1,150,387
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	0.00	8/15/15	2,350,000	[a,b]	1,187,197
Midlothian Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/40	2,500,000		2,869,775
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,474,470
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.63	1/1/33	5,000,000		5,791,000
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	1,500,000		1,745,865
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,117,593
San Antonio,
Electric and Gas
Systems Revenue	5.50	2/1/20	255,000		315,868
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,583,720
Schertz-Cibolo Universal City
Independent School
District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	[b]	2,184,675

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia—3.3%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)
(Prerefunded)	5.25	10/1/13	1,445,000	[a]	1,502,511
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway
Assurance Corporation)	5.50	7/1/25	1,000,000		1,253,180
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,163,260
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000		1,277,868
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000		1,297,900
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000		1,187,250
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(The Catholic Diocese of
Arlington) (Prerefunded)	5.50	10/1/13	1,000,000	[a]	1,021,940
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	1,600,000		1,802,400
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	1,300,000		1,400,854
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	1,000,000	[a]	1,117,820

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia (continued)
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000	[a]	245,726
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.38	1/1/36	1,395,000		1,592,420
Virginia Housing Development
Authority, Rental
Housing Revenue	5.50	6/1/30	1,000,000		1,128,010
Washington County Industrial
Development Authority, HR
(Mountain States
Health Alliance)	7.75	7/1/38	2,000,000		2,480,640
Washington—3.3%
Seattle,
Water System Revenue	5.00	9/1/22	2,700,000		3,434,373
Washington,
GO (Various Purpose)	5.00	7/1/18	2,500,000		3,028,275
Washington,
GO (Various Purpose)	5.00	7/1/19	3,000,000		3,693,060
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program—Toll Revenue)	5.00	6/1/33	2,255,000		2,637,448
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,485,000		4,184,823
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;
Assured Guaranty Municipal Corp.)	5.50	8/15/24	1,000,000		1,179,860
West Virginia—.5%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	2,500,000		2,912,175

The Fund	25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin—1.1%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized; FNMA)	5.10	7/1/22	1,000,000		1,016,250
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000		2,411,500
Wisconsin,
GO	4.00	5/1/15	2,500,000		2,694,400
U.S. Related—3.5%
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	2,000,000		2,066,620
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000		1,385,471
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,750,000		1,787,572
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC) (Prerefunded)	5.00	7/1/15	1,000,000	[a]	1,109,710
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	1,000,000		1,126,100
Puerto Rico Public Finance
Corporation, Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	8/1/26	1,500,000		2,150,775
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,860,000		8,684,121
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,000,000		1,139,470
Total Long-Term Municipal Investments
(cost $486,492,103)					538,880,908

Short-Term Municipal	Coupon	Maturity	Principal
Investments—3.0%	Rate (%)	Date	Amount ($)		Value ($)
California—.9%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.06	3/1/13	2,500,000	[d]	2,500,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.08	3/1/13	2,700,000	[d]	2,700,000
Massachusetts—.7%
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC;
JPMorgan Chase Bank)	0.09	3/1/13	700,000	[d]	700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)	0.08	3/1/13	3,100,000	[d]	3,100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Stonehill
College Issue) (LOC; JPMorgan
Chase Bank)	0.09	3/1/13	300,000	[d]	300,000
New York—.8%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.11	3/1/13	1,700,000	[d]	1,700,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.11	3/1/13	2,100,000	[d]	2,100,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.11	3/1/13	400,000	[d]	400,000

The Fund	27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.11	3/1/13	100,000 [d]	100,000
Pennsylvania—.6%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; JPMorgan
Chase Bank)	0.06	3/1/13	3,200,000 [d]	3,200,000
Total Short-Term Municipal Investments
(cost $16,800,000)				16,800,000

Total Investments (cost $503,292,103)			100.2%	555,680,908
Liabilities, Less Cash and Receivables			(.2%)	(1,146,929)
Net Assets			100.0%	554,533,979

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate security—interest rate subject to periodic change.
d Variable rate demand note—rate shown is the interest rate in effect at February 28, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	16.5
AA		Aa		AA	36.5
A		A		A	32.9
BBB		Baa		BBB	6.6
BB		Ba		BB	.4
B		B		B	1.2
F1		MIG1/P1		SP1/A1	2.6
Not Rated[e]		Not Rated[e]		Not Rated[e]	3.3
					100.0

† Based on total investments.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2013 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			503,292,103	555,680,908
Cash				80,408
Interest receivable				5,699,291
Receivable for shares of Common Stock subscribed				316,112
Unrealized appreciation on swap contracts—Note 4				59,862
Prepaid expenses and other assets				175,707
				562,012,288
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				288,079
Payable for investment securities purchased				6,554,914
Payable for shares of Common Stock redeemed				467,271
Unrealized depreciation on swap contracts—Note 4				76,706
Accrued expenses				91,339
				7,478,309
Net Assets ($)				554,533,979
Composition of Net Assets ($):
Paid-in capital				512,565,544
Accumulated undistributed investment income—net				40,295
Accumulated net realized gain (loss) on investments				(10,443,821)
Accumulated net unrealized appreciation (depreciation)
on investments and swap transactions				52,371,961
Net Assets ($)				554,533,979

Net Asset Value Per Share
	Class A	Class C	Class I	Class Z
Net Assets ($)	279,604,577	23,633,691	13,085,468	238,210,243
Shares Outstanding	19,451,388	1,644,159	910,053	16,564,154
Net Asset Value Per Share ($)	14.37	14.37	14.38	14.38

See notes to financial statements.

The Fund	31

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2013 (Unaudited)

Investment Income ($):
Interest Income	10,983,152
Expenses:
Management fee—Note 3(a)	1,639,908
Shareholder servicing costs—Note 3(c)	504,418
Distribution fees—Note 3(b)	88,042
Registration fees	35,513
Professional fees	30,389
Prospectus and shareholders’ reports	24,161
Custodian fees—Note 3(c)	23,803
Directors’ fees and expenses—Note 3(d)	21,136
Loan commitment fees—Note 2	4,236
Interest expense—Note 2	44
Miscellaneous	35,647
Total Expenses	2,407,297
Less—reduction in expenses due to undertaking—Note 3(a)	(656,747)
Less—reduction in fees due to earnings credits—Note 3(c)	(256)
Net Expenses	1,750,294
Investment Income—Net	9,232,858
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	989,614
Net realized gain (loss) on swap transactions	(528,165)
Net Realized Gain (Loss)	461,449
Net unrealized appreciation (depreciation) on investments	3,385,740
Net unrealized appreciation (depreciation) on swap transactions	62,687
Net Unrealized Appreciation (Depreciation)	3,448,427
Net Realized and Unrealized Gain (Loss) on Investments	3,909,876
Net Increase in Net Assets Resulting from Operations	13,142,734

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2013	Year Ended
	(Unaudited)	August 31, 2012[a]
Operations ($):
Investment income—net	9,232,858	20,217,038
Net realized gain (loss) on investments	461,449	5,206,275
Net unrealized appreciation
(depreciation) on investments	3,448,427	26,361,265
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,142,734	51,784,578
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(4,519,648)	(9,947,551)
Class B Shares	—	(8,157)
Class C Shares	(299,420)	(634,799)
Class I Shares	(220,653)	(302,417)
Class Z Shares	(4,152,842)	(9,247,325)
Total Dividends	(9,192,563)	(20,140,249)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	20,826,858	29,258,906
Class B Shares	—	15,185
Class C Shares	2,453,015	4,780,717
Class I Shares	5,281,056	8,661,196
Class Z Shares	3,415,302	8,939,231
Dividends reinvested:
Class A Shares	3,368,918	7,252,115
Class B Shares	—	7,169
Class C Shares	189,263	410,998
Class I Shares	113,760	136,419
Class Z Shares	2,931,402	6,490,695
Cost of shares redeemed:
Class A Shares	(17,651,506)	(37,544,231)
Class B Shares	—	(711,572)
Class C Shares	(2,704,299)	(2,476,517)
Class I Shares	(4,756,029)	(2,369,629)
Class Z Shares	(8,194,821)	(16,682,990)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	5,272,919	6,167,692
Total Increase (Decrease) in Net Assets	9,223,090	37,812,021
Net Assets ($):
Beginning of Period	545,310,889	507,498,868
End of Period	554,533,979	545,310,889
Undistributed investment income—net	40,295	—

The Fund	33

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2013	Year Ended
	(Unaudited)	August 31, 2012[a]
Capital Share Transactions:
Class Ab
Shares sold	1,448,915	2,102,113
Shares issued for dividends reinvested	234,378	520,876
Shares redeemed	(1,229,256)	(2,693,937)
Net Increase (Decrease) in Shares Outstanding	454,037	(70,948)
Class Bb
Shares sold	—	1,112
Shares issued for dividends reinvested	—	524
Shares redeemed	—	(51,594)
Net Increase (Decrease) in Shares Outstanding	—	(49,958)
Class C
Shares sold	170,396	341,982
Shares issued for dividends reinvested	13,167	29,519
Shares redeemed	(188,389)	(179,150)
Net Increase (Decrease) in Shares Outstanding	(4,826)	192,351
Class I
Shares sold	367,443	617,077
Shares issued for dividends reinvested	7,912	9,771
Shares redeemed	(329,716)	(171,307)
Net Increase (Decrease) in Shares Outstanding	45,639	455,541
Class Z
Shares sold	237,573	643,659
Shares issued for dividends reinvested	203,841	465,927
Shares redeemed	(569,955)	(1,200,330)
Net Increase (Decrease) in Shares Outstanding	(128,541)	(90,744)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended August 31, 2012, 25,747 Class B shares representing $356,988 were automatically converted to 25,749 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2013				Year Ended August 31,
Class A Shares	(Unaudited)		2012	2011	2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	14.27		13.43	13.81	13.10		13.23	13.50
Investment Operations:
Investment income—net[a]	.24		.53	.58	.58		.59	.58
Net realized and unrealized
gain (loss) on investments	.10		.83	(.38)	.71		(.13)	(.27)
Total from Investment Operations	.34		1.36	.20	1.29		.46	.31
Distributions:
Dividends from
investment income—net	(.24)		(.52)	(.58)	(.58)		(.59)	(.58)
Net asset value, end of period	14.37		14.27	13.43	13.81		13.10	13.23
Total Return (%)[b]	2.36	[c]	10.32	1.60	10.10		3.78	2.35
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	[d]	.97	.97	.97		.99	.98
Ratio of net expenses
to average net assets	.70	[d]	.70	.70	.70		.70	.70
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	.00	[e]	—	—
Ratio of net investment income
to average net assets	3.32	[d]	3.78	4.40	4.37		4.70	4.33
Portfolio Turnover Rate	4.07	[c]	22.11	22.31	20.53		31.77	49.59
Net Assets, end of period
($ x 1,000)	279,605		271,110	256,180	295,189		95,477	81,428

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund	35

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2013				Year Ended August 31,
Class C Shares	(Unaudited)		2012	2011	2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	14.27		13.43	13.81	13.10		13.23	13.50
Investment Operations:
Investment income—net[a]	.18		.42	.48	.48		.50	.48
Net realized and unrealized
gain (loss) on investments	.10		.84	(.38)	.71		(.13)	(.27)
Total from Investment Operations	.28		1.26	.10	1.19		.37	.21
Distributions:
Dividends from
investment income—net	(.18)		(.42)	(.48)	(.48)		(.50)	(.48)
Net asset value, end of period	14.37		14.27	13.43	13.81		13.10	13.23
Total Return (%)[b]	1.98	[c]	9.50	.85	9.27		3.00	1.59
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	[d]	1.73	1.71	1.72		1.74	1.73
Ratio of net expenses
to average net assets	1.45	[d]	1.45	1.45	1.45		1.45	1.45
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	.00	[e]	—	—
Ratio of net investment income
to average net assets	2.57	[d]	3.02	3.65	3.62		3.93	3.58
Portfolio Turnover Rate	4.07	[c]	22.11	22.31	20.53		31.77	49.59
Net Assets, end of period
($ x 1,000)	23,634		23,532	19,569	25,610		13,220	8,364

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
February 28, 2013				Year Ended August 31,
Class I Shares	(Unaudited)		2012	2011	2010		2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	14.28		13.44	13.81	13.10		11.65
Investment Operations:
Investment income—net[b]	.25		.55	.61	.61		.45
Net realized and unrealized
gain (loss) on investments	.10		.85	(.37)	.72		1.45
Total from Investment Operations	.35		1.40	.24	1.33		1.90
Distributions:
Dividends from
investment income—net	(.25)		(.56)	(.61)	(.62)		(.45)
Net asset value, end of period	14.38		14.28	13.44	13.81		13.10
Total Return (%)	2.49	[c]	10.59	1.93	10.35		16.46	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	[d]	.73	.71	.71		.96	[d]
Ratio of net expenses
to average net assets	.45	[d]	.45	.45	.46		.45	[d]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	.00	[e]	—
Ratio of net investment income
to average net assets	3.55	[d]	3.97	4.63	4.56		4.91	[d]
Portfolio Turnover Rate	4.07	[c]	22.11	22.31	20.53		31.77
Net Assets, end of period
($ x 1,000)	13,085		12,340	5,495	8,146		86

a	From December 15, 2008 (commencement of initial offering) to August 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund	37

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2013				Year Ended August 31,
Class Z Shares	(Unaudited)		2012	2011	2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	14.28		13.44	13.82	13.11		13.23	13.51
Investment Operations:
Investment income—net[a]	.25		.55	.61	.62		.62	.62
Net realized and unrealized
gain (loss) on investments	.10		.84	(.39)	.70		(.12)	(.28)
Total from Investment Operations	.35		1.39	.22	1.32		.50	.34
Distributions:
Dividends from
investment income—net	(.25)		(.55)	(.60)	(.61)		(.62)	(.62)
Net asset value, end of period	14.38		14.28	13.44	13.82		13.11	13.23
Total Return (%)	2.46	[b]	10.54	1.80	10.34		4.12	2.53
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	[c]	.76	.75	.74		.77	.76
Ratio of net expenses
to average net assets	.50	[c]	.50	.50	.48		.45	.45
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	.00	[d]	—	—
Ratio of net investment income
to average net assets	3.52	[c]	3.98	4.60	4.60		4.97	4.58
Portfolio Turnover Rate	4.07	[b]	22.11	22.31	20.53		31.77	49.59
Net Assets, end of period
($ x 1,000)	238,210		238,329	225,584	246,699		232,390	252,246

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

underlying issuer and swap spreads on interest rates.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	555,680,908	—	555,680,908
Other Financial
Instruments:
Swaps†	—	59,862	—	59,862
Liabilities ($)
Other Financial
Instruments:
Swaps†	—	(76,706)	—	(76,706)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

At February 28, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended August 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $11,018,748 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2012. If not applied, $7,447 of the carryover expires in fiscal year 2013, $820,185 expires in fiscal year 2016, $2,063,006 expires in fiscal year 2017, $5,287,194 expires in fiscal year 2018 and $2,338,736 expires in fiscal year 2019.The fund has $165,483 of post-enactment short-term capital losses and $336,697 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2012 was as follows: tax-exempt income $20,061,039 and ordinary income $79,210.The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update No. 2011-11 (“ASU

2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2013, was approximately $7,800 with a related weighted average annualized interest rate of 1.15%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager has

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contractually agreed, from September 1, 2012 through May 1, 2014 to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. The Manager may terminate this agreement upon at least 90 days prior notice to shareholders, but has committed not to do so until at least May 1, 2014.The reduction in expenses, pursuant to the agreement, amounted to $656,747 during the period ended February 28, 2013.

During the period ended February 28, 2013, the Distributor retained $12,411 from commissions earned on sales of the fund’s Class A shares and $91 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended February 28, 2013, Class C shares were charged $88,042, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2013, Class A and Class C shares were charged $342,249 and $29,347, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class Z (“Class Z Shareholder Services Plan”), Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, providing reports and other information, and services related to the maintenance of Class Z shareholder accounts. During the period ended February 28, 2013, Class Z shares were charged $56,363 pursuant to the Class Z Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2013, the fund was charged $52,196 for transfer agency services and $1,614 for cash management services. Cash management fees were partially offset by earnings credits of $244. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2013, the fund was charged $23,803 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management ser-

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

vices related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended February 28, 2013, the fund was charged $988 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $12.

During the period ended February 28, 2013, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $254,589, Distribution Plan fees $13,556, Shareholder Services Plan fees $68,937, custodian fees $12,485, Chief Compliance Officer fees $5,308 and transfer agency fees $24,921, which are offset against an expense reimbursement currently in effect in the amount of $91,717.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and swap transactions during the period ended February 28, 2013, amounted to $25,377,313 and $21,857,123, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended February 28, 2013 is discussed below.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap contracts in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

The fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is pos-

The Fund	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

itive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at February 28, 2013:

				Unrealized
Notional		Reference	Determination	Appreciation
Amount ($)	Counterparty	Index	Date	(Depreciation) ($)

23,000,000	Citibank	Forward Rate	8/6/2013	59,862
		Agreement,
		Municipal Market
		Data General
		Obligation, 2023,
		AAA Index[a]
23,000,000	Citibank	Forward Rate	8/6/2013	(76,706)
		Agreement,
		Municipal Market
		Data General
		Obligation, 2023,
		AAA Index[a]
Gross Unrealized
Appreciation				59,862
Gross Unrealized
Depreciation				(76,706)

a The fund will receive a payment from the counterparty if the value of the reference index is less than the base index value on the determination date.The fund will make a payment to the counterparty if the value of the reference index is greater than the base index value on the determination date.

The following summarizes the average notional value of swap contracts outstanding during the period ended February 28, 2013:

Average Notional Value ($)
Interest rate swap contracts	38,832,143

At February 28, 2013, accumulated net unrealized appreciation on investments was 52,388,805, consisting of $52,789,890 gross unrealized appreciation and $401,085 gross unrealized depreciation.

At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Reorganization

At the fund’s November 5-6, 2012 Board Meeting, the Board approved separate Agreements and Plans of Reorganization between the fund and each of Dreyfus Maryland Fund (the “Maryland Fund”), Dreyfus Minnesota Fund (the “Minnesota Fund”) and Dreyfus Ohio Fund (the “Ohio Fund”), each a series of Dreyfus State Municipal Bond Funds), (the “Acquired Funds”), each providing for an Acquired Fund to merge into the fund as part of a tax-free reorganization. Each merger was approved by the respective Acquired Fund’s shareholders at a meeting held on February 28, 2013. As a result, closing is anticipated to occur on or about April 12, 2013, with respect to the Maryland Fund, on or about April 19, 2013, with respect to the Minnesota Fund, and on or about April 26, 2013, with respect to the Ohio Fund. On those dates, each Acquired Fund’s Class A and Class C shares will be merged into Class A and Class C shares of the fund. On its closing date, the Acquired Fund will exchange all of its assets at net asset value, subject to liabilities, for a number of fund shares of equivalent value. Such shares will be distributed pro rata to shareholders of each Acquired Fund, as applicable, so that each Acquired Fund shareholder receives a number of fund shares equal to the aggregate net asset value of the shareholder’s Acquired Fund’s shares.

The Fund	51

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at and below the Performance Group and Performance Universe medians for the various periods. The Board also noted that the fund’s yield performance was variously above, at and below the Performance Group median and generally above the Performance Universe median for the one-year periods ended September 30th. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, noting that the fund’s total returns were higher than the returns of the category average in nine of the ten calendar years.

The Board received a presentation from the fund’s portfolio managers (one of the two of which had joined the fund in 2012), who described the fundamental and technical conditions at work in the municipal

The Fund	53

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

bond market, the level of volatility in the market, and the managers’ ongoing focus on mitigating downside risk in the fund’s portfolio.The portfolio managers also discussed the strategy implemented for the fund in 2009, quantitative risk management tools applied in overseeing the fund and the fund’s current structure to defend against volatility and otherwise defensively position the fund’s credit posture. The portfolio managers also explained the fund’s performance relative to its duration and credit structure and the degree to which it impacts maximizing yield performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians. Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2014, so that annual direct fund operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The

Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation or fee waiver and/or expense reimbursement arrangement for certain funds and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the

The Fund	55

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement for the ensuing year was in the best interests of the fund and its shareholders.

The Fund	57

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus BASIC
Municipal Money
Market Fund

SEMIANNUAL REPORT February 28, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
19	Financial Highlights
20	Notes to Financial Statements
27	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
Municipal Money
Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC Municipal Money Market Fund, covering the six-month period from September 1, 2012, through February 28, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite heightened turbulence during the spring of 2012, most financial markets advanced over the reporting period as investors responded to encouraging macroeconomic developments. Most notably, a number of negative economic scenarios were avoided: China averted a hard landing, the European financial crisis did not deteriorate into a breakup of the euro, and the threat of U.S. fiscal tightening was reduced when last-minute legislation mitigated scheduled tax increases. However, as has been the case since December 2008, short-term interest rates and money market yields remained near historical lows in the United States.

The muted pace of economic growth compared to historical norms has helped to prevent new imbalances from developing, even as monetary policymakers throughout the world maintain aggressively accommodative postures. Therefore, in our analysis, the economic expansion is likely to continue over the foreseeable future. As always, we encourage you to discuss our observations with your financial adviser, who can help you respond to the challenges and opportunities the financial markets provide.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2012, through February 28, 2013, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2013, Dreyfus BASIC Municipal Money Market Fund produced a yield of 0.00%.Taking into account the effects of compounding, the fund produced an effective yield of 0.00%.1

Yields of tax-exempt money market instruments stayed near historical lows throughout the reporting period, as short-term interest rates remained anchored by an overnight federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal income taxes.The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high-quality, taxable money market instruments when the portfolio manager believes acceptable municipal obligations are not available for investment.

Economic Recovery Gained Traction

Despite occasional bouts of heightened volatility, the reporting period saw a generally improving economic environment. At the start of the reporting period, economists were encouraged by U.S. employment gains, signs of a recovering housing market, and increased manufacturing activity as the Federal Reserve Board (the “Fed”) embarked on a third round of quantitative easing and extended its forecast for low interest rates through mid-2015.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

The Fed’s aggressively accommodative monetary policy actions appeared to be effective, as U.S. GDP growth climbed to an annualized rate of 3.1% for the third quarter of 2012 from just 1.3% in the second quarter. However, many analysts were surprised when the U.S. Department of Commerce estimated that U.S. GDP grew at only a 0.1% annualized rate during the fourth quarter of 2012.The slowdown was attributed mainly to reductions in federal spending stemming from a contentious political debate regarding automatic tax hikes and spending cuts scheduled for the start of 2013. Other economic indicators proved somewhat more encouraging, including gains in personal consumption, durable goods purchases, and housing market activity. In the wake of last-minute legislation to address the tax increases, economic data released over the first two months of 2013 portrayed a somewhat more robust economic recovery.

With short-term interest rates near historical lows, demand from individual investors shifted to the municipal bond market, where yields were incrementally higher. However, any reduction in demand for shorter-term, tax-exempt money market instruments stemming from individual investors was offset by the effects of higher rates on short-term repurchase agreements, which helped to boost yields of variable rate demand notes (VRDNs). As a result, municipal money market instruments generally provided higher yields than comparable U.S.Treasury obligations, sparking increased demand from non-traditional investors, including institutional investors. Non-traditional investors also favored municipal money market instruments due to regulatory changes affecting funds’ liquidity requirements.

Municipal credit quality continued to improve over the reporting period as most states and many local governments recovered gradually from the recession. Most notably, the credit rating on California’s general obligation debt received an upgrade after voters approved increases in sales and income taxes in order to shore up the state’s fiscal condition.

Focusing on Quality and Liquidity

Most tax-exempt money market funds have maintained relatively short weighted average maturities compared to historical averages. Due to narrow yield differences along the money market’s maturity spectrum, as well as ongoing regulatory uncertainty, it

4

has made little sense for fund managers to extend weighted average maturities. The fund was no exception to these considerations, and we maintained its weighted average maturities in ranges that were consistent with industry averages.

Moreover, careful and well-researched credit selection has remained paramount.As we have for some time, we continued to favor state general obligation bonds; essential service revenue bonds backed by revenues from water, sewer and electric facilities; and certain local credits with strong financial positions and stable tax bases. We generally continued to shy away from instruments issued by localities that depend heavily on state aid.

Rates Likely to Stay Low

We are cautiously optimistic regarding U.S. economic prospects.While the Fed expects moderate economic growth and a gradually declining unemployment rate, it also has made clear that short-term interest rates are likely to remain low until the unemployment rate drops well below current levels. Consequently, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

March 15, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation, pursuant to an agreement in effect until such time as shareholders are given at least 90 days’ notice and which Dreyfus has committed will remain in place until at least January 1,
2014. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Municipal Money Market Fund from September 1, 2012 to February 28, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2013

Expenses paid per $1,000†	$1.34
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2013

Expenses paid per $1,000†	$1.35
Ending value (after expenses)	$1,023.46

† Expenses are equal to the fund’s annualized expense ratio of .27%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 28, 2013 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.6%	Rate (%)	Date	Amount ($)		Value ($)
Arizona—.7%
Arizona Health Facilities
Authority, Revenue (Community
Behavioral Health Properties
of Southern Arizona Project)
(LOC; Wells Fargo Bank)	0.21	3/7/13	600,000	[a]	600,000
California—5.5%
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)	0.18	3/7/13	2,515,000	[a]	2,515,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling
Corporation Project) (LOC;
Comerica Bank)	0.18	3/7/13	2,070,000	[a]	2,070,000
Colorado—2.4%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.18	3/7/13	2,000,000	[a,b,c]	2,000,000
Connecticut—.2%
Hartford County Metropolitan
District, GO Notes	5.00	7/15/13	200,000		203,506
Florida—6.2%
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	2.50	6/1/13	200,000		200,804
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health System)	0.14	5/21/13	4,000,000		4,000,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College Project)
(LOC; Wells Fargo Bank)	0.21	3/7/13	900,000	[a]	900,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia—1.2%
Atlanta Urban Residental Finance
Authority, MFHR (West End
Housing Development Project)
(LOC; FNMA)	0.26	3/7/13	500,000	[a]	500,000
Georgia,
GO Notes	5.00	7/1/13	500,000		507,949
Illinois—7.1%
Deutsche Bank Spears/Lifers Trust
(Series DB-483) (Northern
Illinois Municipal Power Agency,
Power Project Revenue (Prairie
State Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.12	3/7/13	3,000,000	[a,b,c]	3,000,000
Illinois Housing Development
Authority, MFHR (Mattoon
Towers Project) (LOC; FHLB)	0.17	3/7/13	2,875,000	[a]	2,875,000
Indiana—1.2%
Indiana Finance Authority,
IDR (Midwest Fertilizer
Corporation Project)	0.20	7/1/13	1,000,000		1,000,000
Louisiana—4.6%
Ascension Parish,
Revenue (BASF
Corporation Project)	0.26	3/7/13	2,800,000	[a]	2,800,000
Louisiana Public Facilities
Authority, Revenue (Air Products
and Chemicals Project)	0.09	3/1/13	1,000,000	[a]	1,000,000
Maine—1.0%
Gorham,
Revenue (Montalvo Properties,
LLC Project) (LOC; TD Bank)	0.28	3/7/13	810,000	[a]	810,000
Maryland—3.9%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Trust)	0.36	3/7/13	1,215,000	[a]	1,215,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.18	3/13/13	2,000,000		2,000,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—1.8%
Massachusetts Development
Finance Agency, IDR
(Metalcrafters, Inc. Issue)
(LOC; Bank of America)	0.31	3/7/13	1,480,000	[a]	1,480,000
Minnesota—5.3%
Mendota Heights,
MFHR, Refunding (Lexington
Heights Apartments Project)
(LOC; Wells Fargo Bank)	0.22	3/7/13	380,000	[a]	380,000
Minneapolis,
MFHR (Saint Hedwig’s Assisted
Living Project) (LOC; Wells
Fargo Bank)	0.21	3/7/13	525,000	[a]	525,000
Minnesota,
GO Notes, Refunding
(Various Purpose)	4.00	8/1/13	600,000		609,103
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.29	3/7/13	2,900,000	[a]	2,900,000
Mississippi—1.1%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron
U.S.A. Inc. Project)	0.10	3/1/13	900,000	[a]	900,000
Missouri—3.1%
Bridgeton Industrial Development
Authority, Private Activity
Revenue (Formtek Metal
Processing, Inc. Project)
(LOC; Bank of America)	0.26	3/7/13	500,000	[a]	500,000
Missouri Development Finance
Board, IDR (Duke Manufacturing
Company Project) (LOC;
Bank of America)	0.26	3/7/13	500,000	[a]	500,000
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Fund
Programs—Master Trust)	5.38	7/1/13	225,000		228,847

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri (continued)
Saint Charles County Public Water
Supply District Number 2, COP
(Project Lease Agreement)	0.16	3/7/13	1,000,000		1,000,000
Springfield Industrial Development
Authority, MFHR, Refunding
(Pebblecreek Apartments
Project) (LOC; FHLB)	0.22	3/7/13	305,000	[a]	305,000
Nevada—3.6%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/13	3,000,000		3,015,786
New Hampshire—1.2%
New Hampshire Business Finance
Authority, Industrial Facility
Revenue (Luminescent
Systems, Inc. Issue) (LOC;
HSBC Bank USA)	0.40	3/7/13	1,000,000	[a]	1,000,000
New Jersey—1.8%
Paterson,
GO Notes, BAN (General
Improvement and Tax Appeal)	1.50	6/6/13	1,000,000		1,000,654
Wood-Ridge Borough,
GO Notes, BAN	1.00	8/19/13	500,000		501,175
New York—2.3%
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties—Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.15	3/7/13	1,925,000	[a]	1,925,000
North Carolina—.2%
North Carolina,
Public Improvement GO Notes	5.25	3/1/13	200,000		200,000
Ohio—1.2%
Union Township,
GO Notes, Refunding, BAN
(Various Purpose)	1.00	9/11/13	1,000,000		1,002,910
Oregon—1.2%
Oregon,
GO Veterans’ Welfare Bonds
(Liquidity Facility; U.S. Bank NA)	0.10	3/1/13	1,000,000	[a]	1,000,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania—11.0%
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wells Fargo Bank)	0.31	3/7/13	1,600,000	[a]	1,600,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.26	3/7/13	5,000,000	[a]	5,000,000
Pennsylvania Intergovernmental
Cooperation Authority,
Special Tax Revenue,
Refunding (City of Philadelphia
Funding Program)	5.00	6/15/13	500,000		506,585
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project)
(LOC; Bank of America)	0.29	3/7/13	2,000,000	[a]	2,000,000
South Carolina—1.2%
Richland County School District
Number 1, GO Notes	4.75	3/1/13	475,000		475,000
South Carolina,
GO State Highway Bonds	4.00	8/1/13	500,000		507,908
Tennessee—5.0%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.14	3/7/13	4,100,000	[a]	4,100,000
Texas—13.0%
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.22	4/4/13	3,100,000		3,100,000
Harris County Cultural Education
Facilities Finance Corporation,
HR (Texas Children’s Hospital
Project) (Citigroup ROCS,
Series RR II R-11821) (Liquidity
Facility; Citibank NA)	0.17	3/7/13	1,000,000	[a,b,c]	1,000,000

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Harris County Cultural
Education Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	0.10	3/1/13	2,160,000	[a]	2,160,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	3/15/13	2,900,000		2,900,000
Texas,
TRAN	2.50	8/30/13	1,500,000		1,517,010
Virginia—1.9%
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	0.19	3/7/13	1,565,000	[a]	1,565,000
Washington—3.1%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.26	3/7/13	2,075,000	[a]	2,075,000
Washington Housing Finance
Commission, Nonprofit Revenue
(District Council Number Five
Apprenticeship and Training
Trust Fund Project) (LOC;
Wells Fargo Bank)	0.21	3/7/13	475,000	[a]	475,000
Wisconsin—7.6%
Verona,
IDR (Latitude Corporation
Project) (LOC; U.S. Bank NA)	0.15	3/7/13	1,080,000	[a]	1,080,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin (continued)
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo Bank)	0.31	3/7/13	2,345,000 [a]	2,345,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan
Chase Bank)	0.17	3/7/13	2,880,000 [a]	2,880,000

Total Investments (cost $82,457,237)			99.6%	82,457,237
Cash and Receivables (Net)			.4%	312,627
Net Assets			100.0%	82,769,864

a Variable rate demand note—rate shown is the interest rate in effect at February 28, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2013, these securities amounted to $6,000,000 or 7.2% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	81.2
F2		VMIG2,MIG2,P2		SP2,A2	3.6
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	3.3
Not Rated[e]		Not Rated[e]		Not Rated[e]	11.9
					100.0

† Based on total investments.
d Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund	15

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	82,457,237	82,457,237
Cash		1,164,903
Interest receivable		96,040
Prepaid expenses		10,005
		83,728,185
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		15,510
Payable for investment securities purchased		892,147
Accrued expenses		50,664
		958,321
Net Assets ($)		82,769,864
Composition of Net Assets ($):
Paid-in capital		82,769,708
Accumulated net realized gain (loss) on investments		156
Net Assets ($)		82,769,864
Shares Outstanding
(3 billion shares of $.001 par value Common Stock authorized)		82,769,708
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2013 (Unaudited)

Investment Income ($):
Interest Income	118,379
Expenses:
Management fee—Note 2(a)	219,601
Shareholder servicing costs—Note 2(b)	39,813
Professional fees	24,666
Registration fees	10,155
Directors’ fees and expenses—Note 2(c)	5,371
Prospectus and shareholders’ reports	5,261
Custodian fees—Note 2(b)	5,090
Miscellaneous	14,655
Total Expenses	324,612
Less—reduction in expenses due to undertaking—Note 2(a)	(206,178)
Less—reduction in fees due to earnings credits—Note 2(b)	(59)
Net Expenses	118,375
Investment Income—Net, representing net increase
in net assets resulting from operations	4

See notes to financial statements.

The Fund	17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2013	Year Ended
	(Unaudited)	August 31, 2012
Operations ($):
Investment income—net	4	17
Net realized gain (loss) on investments	—	156
Net Increase (Decrease) in Net Assets
Resulting from Operations	4	173
Dividends to Shareholders from ($):
Investment income—net	(4)	(17)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	6,349,885	18,841,621
Dividends reinvested	4	17
Cost of shares redeemed	(18,617,805)	(72,530,103)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(12,267,916)	(53,688,465)
Total Increase (Decrease) in Net Assets	(12,267,916)	(53,688,309)
Net Assets ($):
Beginning of Period	95,037,780	148,726,089
End of Period	82,769,864	95,037,780

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2013					Year Ended August 31,
	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.011	.025
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000))[a]		(.000)[a]		(.011)	(.025)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.01		1.12	2.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74	[c]	.70		.67		.62		.65	.60
Ratio of net expenses
to average net assets	.27	[c]	.25		.36		.40		.44	.43
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.02		1.15	2.46
Net Assets, end of period
($ x 1,000)	82,770		95,038		148,726		186,194		298,064	360,651

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Municipal Money Market Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

20

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	82,457,237
Level 3—Significant Unobservable Inputs	—
Total	82,457,237
† See Statement of Investments for additional detailed categorizations.

At February 28, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

22

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2012 was as follows: tax-exempt income $17. The tax character of current year distributions will be determined at the end of the current fiscal year.

At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from September 1, 2012 through January 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses do not exceed .45% of the value of the fund’s average daily net assets.The Manager may terminate this

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agreement upon at least 90 days notice to shareholders, but has committed not to do so until at least January 1, 2014. The reduction in expenses, pursuant to the undertaking, amounted to $126,929 during the period ended February 28, 2013.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $79,249 during the period ended February 28, 2013.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2013, the fund was charged $26,505 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2013, the fund was charged $9,030 for transfer agency services and

24

$261 for cash management services. Cash management fees were partially offset by earnings credits of $40. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2013, the fund was charged $5,090 pursuant to the custody agreement.These fees were partially offset by earnings credits of $17.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended February 28, 2013, the fund was charged $158 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

During the period ended February 28, 2013, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $32,016, Shareholder Services Plan fees $3,978, custodian fees $2,763, Chief Compliance Officer fees $5,308 and transfer agency fees $4,108, which are offset against an expense reimbursement currently in effect in the amount of $32,663.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended February 28, 2013, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $11,630,000 and $19,685,000, respectively.

26

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians for the various periods. The Board noted that the fund’s performance was only one basis point lower in each period that performance was below the Performance Group or Performance Universe median.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians. The Board considered the duration and extent of the fee waiver/expense reimbursement undertaking by Dreyfus to support a minimum zero or positive daily yield, as applicable from time to time, in

28

the ongoing, historically low interest rate environment, and the Board noted the extent to which differences among the returns for the Performance Group funds might be attributable to similar undertakings.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation or fee waiver and/or expense reimbursement arrangement for certain funds and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

30

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement for the ensuing year was in the best interests of the fund and its shareholders.

The Fund	31

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
High Yield Municipal
Bond Fund

SEMIANNUAL REPORT February 28, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
39	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
High Yield Municipal
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Municipal Bond Fund, covering the six-month period from September 1, 2012, through February 28, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The search for higher after-tax yields amid historically low interest rates continued to be a major force in the solid performance of the municipal bond market over the reporting period, as the Federal Reserve Board pumped liquidity into the domestic financial system. In addition, municipal bonds benefited from favorable supply-and-demand dynamics. Robust investor demand was met with a relatively meager supply of newly issued securities stemming from political pressure to reduce government spending and borrowing.The market also was buoyed by improvements in the fiscal condition of most states and many municipalities as tax revenues increased in a gradually recovering U.S. economy.

However, the pace of economic growth has remained sluggish compared to historical norms, helping to prevent new imbalances from developing even as monetary policymakers throughout the world maintain aggressively accommodative postures. Therefore, in our analysis, the economic expansion is likely to continue over the foreseeable future. As always, we encourage you to discuss our observations with your financial adviser, who can help you respond to the challenges and opportunities the financial markets provide.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2012, through February 28, 2013, as provided by Daniel Barton, and Jeffrey Burger, Co-Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2013, Dreyfus HighYield Municipal Bond Fund’s Class A shares achieved a 4.13% total return, Class C shares returned 3.82%, Class I shares returned 4.26% and Class Z shares returned 4.15%.1The fund’s benchmark, the Barclays Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a total return of 2.01%.2

Despite rising long-term interest rates and bouts of heightened volatility, strong investor demand for a limited supply of securities helped high yield municipal bonds produce relatively strong returns over the reporting period. The fund produced higher returns than its benchmark, due to its focus on securities rated below investment grade.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal.To pursue its goals, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax.The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds.The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

  Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

Municipal Bonds Encountered Heightened Volatility

Investor sentiment began to improve by the start of the reporting period when the European financial crisis did not worsen, China appeared to have engineered a soft landing for its economy, and recession fears faded in the United States. Instead, investors responded positively to improved U.S. employment and housing market trends, a statement from the head of the European Central Bank in support of the euro, and expectations that new political leadership in China might lead to stronger regional growth. Although investor optimism faltered in November due to uncertainty surrounding automatic tax hikes and spending cuts scheduled for the start of 2013, last-minute legislation to address the scheduled tax increases helped alleviate investors’ worries. Consequently, investors turned away from traditional safe havens and toward riskier assets.

Municipal bond prices also were supported by the Federal Reserve Board’s (the “Fed”) aggressively accommodative monetary policy, which kept interest rates low and fueled robust demand from investors seeking more competitive levels of after-tax income. Meanwhile, new issuance remained muted when political pressure led to less borrowing for capital projects. From a credit quality perspective, higher tax receipts and reduced spending have enabled many states to shore up their fiscal condition and balance their budgets.

Nonetheless, the municipal bond market encountered heightened volatility late in 2012 when the fiscal cliff debate and seasonal pressures led to broad-based price declines. Fortunately, the market recouped most of those losses over the first two months of 2013.

4

Credit Selection Strategy Drove Fund Performance

The fund’s relative performance was bolstered by our emphasis on revenue-backed bonds with below investment grade credit ratings, which generally rallied as investors reached for higher yields. Returns were particularly robust among tax-exempt bonds backed by airlines, industrial development projects, and the states’ settlement of litigation with U.S. tobacco companies.The fund achieved less favorable results from lower yielding, higher quality bonds, including those backed by essential municipal facilities such as sewers and waterworks.

Maintaining a Cautious Approach

We have been encouraged by recently improved economic data, but we believe that the U.S. economy remains vulnerable to domestic fiscal uncertainty and potentially adverse international developments. In addition, while credit fundamentals are improving for most states, many localities continue to face fiscal pressures.Therefore, we have maintained our research-intensive credit selection process, which we believe can help us find higher yielding investment opportunities from fundamentally sound issuers of municipal securities. In our view, these are appropriate strategies in today’s still-uncertain economic climate.

March 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class Z and Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus HighYield Municipal Bond Fund from September 1, 2012 to February 28, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2013

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$5.11	$8.94	$3.85	$4.66
Ending value (after expenses)	$1,041.30	$1,038.20	$1,042.60	$1,041.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2013

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$5.06	$8.85	$3.81	$4.61
Ending value (after expenses)	$1,019.79	$1,016.02	$1,021.03	$1,020.23

† Expenses are equal to the fund’s annualized expense ratio of 1.01% for Class A, 1.77% for Class C, .76% for
Class I and .92% for Class Z, multiplied by the average account value over the period, multiplied by 181/365.
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 28, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.4%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—2.1%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,500,000	1,766,070
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	2,500,000	2,500,025
Alaska—2.2%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	1,000,000	918,710
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	4,150,000	3,662,707
Arizona—5.7%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000	3,734,220
Pima County Industrial Development
Authority, Education Facilities
Revenue (Sonoran Science
Academy Tucson Project)	5.75	12/1/37	2,750,000	2,594,130
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	3,015,780
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,000,000	2,315,360
California—6.9%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000	2,510,440
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	1,000,000	1,235,810
California State Public Works
Board, LR (Various
Capital Projects)	5.13	10/1/31	1,000,000	1,139,950
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	1,075,000	1,175,717

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(Bentley School)	0.00	7/1/50	2,600,000	[a]	116,272
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,176,300
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,834,200
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	5.00	8/1/21	800,000		904,960
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000		2,232,880
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000		1,956,460
Colorado—.5%
The Plaza Metropolitan District
Number 1, Revenue	5.00	12/1/18	1,000,000		1,128,690
Connecticut—1.5%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000		1,765,590
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,235,000		1,237,334

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida—6.3%
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	1,000,000		1,194,040
Jacksonville Economic Development
Commission, Health Care Facilities
Revenue (Florida Proton
Therapy Institute Project)	6.25	9/1/27	1,000,000	[b]	1,101,940
Miami-Dade County,
Subordinate Special
Obligation Revenue	5.00	10/1/37	2,000,000		2,238,260
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	1,500,000		1,929,015
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/20	1,000,000		1,247,960
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/18	1,025,000		1,222,128
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	4,000,000	[c]	1,199,640
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,799,325
Georgia—2.0%
Atlanta,
Airport General Revenue	5.00	1/1/27	2,000,000		2,281,320
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000		1,842,390
Hawaii—.7%
Kuakini Health System,
Special Purpose Revenue	6.38	7/1/32	1,500,000		1,501,095
Illinois—6.4%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.63	1/1/35	1,240,000		1,455,946

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Harvey,
GO	5.63	12/1/32	4,000,000		3,954,960
Illinois,
GO	5.00	8/1/24	1,000,000		1,132,910
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	1,500,000		1,642,875
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/20	2,215,000		2,616,668
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	1,000,000		1,198,930
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.50	4/1/31	1,000,000		1,166,280
Indiana—.8%
Indiana Finance Authority,
Midwestern Disaster Relief
Revenue (Ohio Valley Electric
Corporation Project)	5.00	6/1/39	1,500,000		1,600,665
Iowa—.5%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000		994,980
Kansas—.6%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed Securities
Program) (Collateralized:
FNMA and GNMA)	5.70	12/1/35	465,000		488,078
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed Securities
Program) (Collateralized:
FNMA and GNMA)	6.25	12/1/35	730,000		786,925
Louisiana—4.4%
Lakeshore Villages Master
Community Development District,
Special Assessment Revenue	5.25	7/1/17	4,867,000	[c]	1,948,601

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana (continued)
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,703,610
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	[b]	3,962,160
Louisiana Stadium and Exposition
District, Senior Revenue	5.00	7/1/36	1,300,000		1,483,066
Maine—.9%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral
Medical Center Issue)	7.50	7/1/32	1,500,000		1,936,380
Maryland—1.6%
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine
Terminals Inc. Port of
Baltimore Facility)	5.75	9/1/25	3,000,000		3,352,020
Massachusetts—.6%
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	1,000,000		1,209,030
Michigan—8.4%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000		1,949,438
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000		1,870,875
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,000,000		1,080,220
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	1,000,000		1,096,180

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,000,000	2,112,980
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000	1,776,690
Michigan Strategic Fund,
LOR (State of Michigan Cadillac
Place Office Building Project)	5.00	10/15/19	1,300,000	1,549,561
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	3,285,000	3,284,901
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	8.25	9/1/39	2,000,000	2,552,240
Minnesota—.9%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,750,000	1,915,638
Mississippi—.5%
Mississippi Home Corporation,
SFMR (Collateralized:
FNMA and GNMA)	6.25	12/1/32	1,025,000	1,078,802
Nebraska—1.1%
Nebraska Public Power District,
General Revenue	5.00	1/1/33	2,000,000	2,311,080
New Jersey—5.5%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	1,000,000	1,041,110
New Jersey Economic Development
Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	1,510,000	1,517,973
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental
Airlines, Inc. Project)	5.13	9/15/23	1,000,000	1,027,460
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.25	12/15/22	1,545,000	1,919,863

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	[a]	199,680
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,360,000		5,632,480
New Mexico—1.4%
Farmington,
PCR (Public Service
Company of New Mexico
San Juan Project)	6.25	6/1/40	2,200,000		2,498,628
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	340,000		360,053
New York—4.4%
New York City,
GO	5.00	8/1/20	1,500,000		1,859,955
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000	[c]	1,138,600
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000		4,427,120
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,500,000		1,573,920
North Carolina—.5%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		1,100,210

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio—2.4%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	3,635,000		3,190,112
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial Health
System Obligated Group Project)	6.00	12/1/42	1,500,000		1,664,745
Oregon—.6%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000		1,156,230
Pennsylvania—3.2%
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	1,020,000		1,073,519
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	2,000,000	[b,d]	2,244,200
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(American Health Foundation/
Montgomery, Inc. Project)	6.88	4/1/36	2,000,000		2,138,920
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,155,770
Texas—10.4%
Austin Convention Enterprises, Inc.,
Convention Center Hotel First
Tier Revenue (Insured; XLCA)	5.25	1/1/18	1,000,000		1,105,900
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000		1,152,360

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/42	2,500,000	2,705,400
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	1,000,000	1,001,960
Gulf Coast Industrial Development
Authority, SWDR (CITGO
Petroleum Corporation Project)	4.88	5/1/25	1,000,000	1,031,110
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000	1,678,545
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/19	1,000,000	1,236,760
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/31	1,000,000	1,094,530
La Vernia Higher Education
Finance Corporation, Education
Revenue (Knowledge
is Power Program, Inc.)	6.25	8/15/39	2,250,000	2,624,963
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	1,175,000	1,367,594
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	4,107,000
Texas Public Finance Authority,
Charter School Finance
Corporation, Education
Revenue (Burnham Wood
Charter School Project)	6.25	9/1/36	2,250,000	2,312,055

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Vermont—.5%
Burlington,
Airport Revenue	3.50	7/1/18	1,000,000	1,003,120
Virginia—3.0%
Virginia Beach,
Public Improvement GO	5.00	4/1/22	2,500,000	3,186,175
Washington County Industrial
Development Authority, HR
(Mountain States Health Alliance)	7.25	7/1/19	2,675,000	3,020,396
Washington—4.3%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,420,000	1,355,078
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,442,190
Seattle,
Water System Revenue	5.00	9/1/24	2,580,000	3,207,250
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,638,200
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,213,775
West Virginia—1.4%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	2,500,000	2,912,175
Wisconsin—1.9%
Public Finance Agency,
Senior Airport Facilities
Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/42	2,500,000	2,598,000

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin (continued)
Wisconsin,
GO	5.00	5/1/22	1,000,000		1,247,830
U.S. Related—4.3%
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	1,765,000		1,869,753
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/24	1,000,000		1,056,950
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	1,500,000		1,485,090
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000		2,252,200
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000		2,209,700
Total Long-Term Municipal Investments
(cost $189,179,748)					202,728,014

Short-Term Municipal
Investments—1.0%
California—.1%
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.08	3/1/13	200,000	[e]	200,000
Massachusetts—.6%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue)
(LOC; Wells Fargo Bank)	0.08	3/1/13	400,000	[e]	400,000

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities Authority,
Revenue (Wellesley
College Issue)	0.08	3/1/13	900,000 [e]	900,000
Pennsylvania—.3%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; JPMorgan
Chase Bank)	0.06	3/1/13	600,000 [e]	600,000
Total Short-Term Municipal Investments
(cost $2,100,000)				2,100,000

Total Investments (cost $191,279,748)			99.4%	204,828,014
Cash and Receivables (Net)			.6%	1,230,155
Net Assets			100.0%	206,058,169

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2013, these securities were valued at $7,308,300 or 3.5% of net assets.
c Non-income producing—security in default.
d Collateral for floating rate borrowings.
e Variable rate demand note—rate shown is the interest rate in effect at February 28, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

18

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	2.7
AA		Aa		AA	13.3
A		A		A	21.9
BBB		Baa		BBB	24.0
BB		Ba		BB	11.3
B		B		B	7.8
CCC		Caa		CCC	.1
F1		MIG1/P1		SP1/A1	.6
Not Rated[f]		Not Rated[f]		Not Rated[f]	18.3
					100.0

† Based on total investments.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest

See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2013 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			191,279,748	204,828,014
Cash				47,405
Interest receivable				2,658,307
Receivable for shares of Common Stock subscribed				89,995
Prepaid expenses and other assets				33,212
				207,656,933
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				159,816
Payable for floating rate notes issued—Note 4				1,000,000
Payable for shares of Common Stock redeemed				423,349
Interest and expense payable related to
floating rate notes issued—Note 4				1,885
Accrued expenses				13,714
				1,598,764
Net Assets ($)				206,058,169
Composition of Net Assets ($):
Paid-in capital				223,908,682
Accumulated undistributed investment income—net				85,590
Accumulated net realized gain (loss) on investments				(31,484,369)
Accumulated net unrealized appreciation
(depreciation) on investments				13,548,266
Net Assets ($)				206,058,169

Net Asset Value Per Share
	Class A	Class C	Class I	Class Z
Net Assets ($)	64,763,830	29,067,786	24,093,884	88,132,669
Shares Outstanding	5,238,526	2,348,805	1,952,066	7,125,129
Net Asset Value Per Share ($)	12.36	12.38	12.34	12.37

See notes to financial statements.

The Fund	21

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2013 (Unaudited)

Investment Income ($):
Interest Income	5,157,352
Expenses:
Management fee—Note 3(a)	610,021
Distribution/Service Plan fees—Note 3(b)	180,384
Shareholder servicing costs—Note 3(c)	166,345
Registration fees	29,402
Professional fees	26,863
Prospectus and shareholders’ reports	12,683
Directors’ fees and expenses—Note 3(d)	8,654
Custodian fees—Note 3(c)	7,731
Interest and expense related to floating rate notes issued—Note 4	3,722
Loan commitment fees—Note 2	1,425
Interest expense—Note 2	135
Miscellaneous	24,698
Total Expenses	1,072,063
Less—reduction in fees due to earnings credits—Note 3(c)	(80)
Net Expenses	1,071,983
Investment Income—Net	4,085,369
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	176,139
Net unrealized appreciation (depreciation) on investments	4,022,969
Net Realized and Unrealized Gain (Loss) on Investments	4,199,108
Net Increase in Net Assets Resulting from Operations	8,284,477

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2013	Year Ended
	(Unaudited)	August 31, 2012
Operations ($):
Investment income—net	4,085,369	8,198,091
Net realized gain (loss) on investments	176,139	(2,899,247)
Net unrealized appreciation
(depreciation) on investments	4,022,969	18,573,168
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,284,477	23,872,012
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,267,591)	(2,413,716)
Class C Shares	(477,060)	(993,391)
Class I Shares	(481,418)	(750,692)
Class Z Shares	(1,773,710)	(3,861,670)
Net realized gain on investments:
Class A Shares	(17,496)	(80,376)
Class C Shares	(7,904)	(38,794)
Class I Shares	(6,374)	(21,711)
Class Z Shares	(23,589)	(127,628)
Total Dividends	(4,055,142)	(8,287,978)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	12,019,954	18,879,560
Class C Shares	2,284,985	5,068,575
Class I Shares	5,132,787	13,802,071
Class Z Shares	2,453,830	3,815,327
Dividends reinvested:
Class A Shares	979,965	2,009,218
Class C Shares	281,760	601,349
Class I Shares	262,262	255,312
Class Z Shares	1,404,628	3,139,999
Cost of shares redeemed:
Class A Shares	(8,351,223)	(20,539,551)
Class C Shares	(3,614,003)	(4,834,652)
Class I Shares	(2,798,674)	(6,861,001)
Class Z Shares	(5,647,451)	(11,977,598)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	4,408,820	3,358,609
Total Increase (Decrease) in Net Assets	8,638,155	18,942,643
Net Assets ($):
Beginning of Period	197,420,014	178,477,371
End of Period	206,058,169	197,420,014
Undistributed investment income—net	85,590	—

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2013	Year Ended
	(Unaudited)	August 31, 2012
Capital Share Transactions:
Class A
Shares sold	983,577	1,629,062
Shares issued for dividends reinvested	79,658	173,736
Shares redeemed	(679,048)	(1,778,286)
Net Increase (Decrease) in Shares Outstanding	384,187	24,512
Class C
Shares sold	186,369	433,546
Shares issued for dividends reinvested	22,880	51,927
Shares redeemed	(293,359)	(419,607)
Net Increase (Decrease) in Shares Outstanding	(84,110)	65,866
Class I
Shares sold	418,110	1,189,941
Shares issued for dividends reinvested	21,348	21,819
Shares redeemed	(228,216)	(591,536)
Net Increase (Decrease) in Shares Outstanding	211,242	620,224
Class Z
Shares sold	200,168	328,905
Shares issued for dividends reinvested	114,119	271,320
Shares redeemed	(459,455)	(1,036,513)
Net Increase (Decrease) in Shares Outstanding	(145,168)	(436,288)

See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2013				Year Ended August 31,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.11		11.14	11.74	10.64	12.05	12.90
Investment Operations:
Investment income—net[a]	.25		.52	.59	.61	.65	.66
Net realized and unrealized
gain (loss) on investments	.24		.98	(.60)	1.08	(1.41)	(.86)
Total from Investment Operations	.49		1.50	(.01)	1.69	(.76)	(.20)
Distributions:
Dividends from
investment income—net	(.24)		(.51)	(.58)	(.59)	(.65)	(.65)
Dividends from net realize
gain on investments	(.00)[b]		(.02)	(.01)	—	—	—
Total Distributions	(.24)		(.53)	(.59)	(.59)	(.65)	(.65)
Net asset value, end of period	12.36		12.11	11.14	11.74	10.64	12.05
Total Return (%)[c]	4.13	[d]	13.74	(.03)	16.31	(5.80)	(1.67)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01	[e]	1.02	1.00	.99	1.02	1.02
Ratio of net expenses
to average net assets	1.01	[e]	1.02	1.00	.99	1.02	1.02
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[e]	.00 [f]	.00 [f]	—	.00 [f]	.05
Ratio of net investment income
to average net assets	4.07	[e]	4.48	5.35	5.37	6.40	5.28
Portfolio Turnover Rate	4.99	[d]	26.27	41.05	25.26	28.94	76.05
Net Assets, end of period
($ x 1,000)	64,764		58,786	53,785	70,607	58,931	59,169

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2013				Year Ended August 31,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.12		11.15	11.75	10.66	12.06	12.91
Investment Operations:
Investment income—net[a]	.20		.43	.51	.52	.57	.57
Net realized and unrealized
gain (loss) on investments	.26		.98	(.60)	1.08	(1.41)	(.87)
Total from Investment Operations	.46		1.41	(.09)	1.60	(.84)	(.30)
Distributions:
Dividends from
investment income—net	(.20)		(.42)	(.50)	(.51)	(.56)	(.55)
Dividends from net realized
gain on investments	(.00)[b]		(.02)	(.01)	—	—	—
Total Distributions	(.20)		(.44)	(.51)	(.51)	(.56)	(.55)
Net asset value, end of period	12.38		12.12	11.15	11.75	10.66	12.06
Total Return (%)[c]	3.82	[d]	12.87	(.77)	15.31	(6.45)	(2.43)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.77	[e]	1.78	1.75	1.76	1.80	1.80
Ratio of net expenses
to average net assets	1.77	[e]	1.78	1.75	1.76	1.80	1.80
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[e]	.00 [f]	.00 [f]	—	.00 [f]	.05
Ratio of net investment income
to average net assets	3.33	[e]	3.72	4.62	4.60	5.63	4.53
Portfolio Turnover Rate	4.99	[d]	26.27	41.05	25.26	28.94	76.05
Net Assets, end of period
($ x 1,000)	29,068		29,494	26,365	32,647	29,579	30,730

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

26

Six Months Ended
February 28, 2013				Year Ended August 31,
Class I Shares	(Unaudited)		2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	12.09		11.12	11.72	10.63	9.15
Investment Operations:
Investment income—net[b]	.26		.54	.63	.66	.49
Net realized and unrealized
gain (loss) on investments	.25		.99	(.61)	1.05	1.46
Total from Investment Operations	.51		1.53	.02	1.71	1.95
Distributions:
Dividends from investment income—net	(.26)		(.54)	(.61)	(.62)	(.47)
Dividends from net realized
gain on investments	(.00)[c]		(.02)	(.01)	—	—
Total Distributions	(.26)		(.56)	(.62)	(.62)	(.47)
Net asset value, end of period	12.34		12.09	11.12	11.72	10.63
Total Return (%)	4.26	[d]	14.04	.22	16.50	21.80	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76	[e]	.78	.74	.73	1.17	[d]
Ratio of net expenses to average net assets	.76	[e]	.78	.74	.72	.75	[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.01	[e]	.00 [f]	.00 [f]	—	—
Ratio of net investment income
to average net assets	4.33	[e]	4.70	5.62	5.57	6.69	[d]
Portfolio Turnover Rate	4.99	[d]	26.27	41.05	25.26	28.94
Net Assets, end of period ($ x 1,000)	24,094		21,048	12,460	8,577	21

a	From December 15, 2008 (commencement of initial offering) to August 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2013				Year Ended August 31,
Class Z Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.12		11.14	11.75	10.65	12.05	12.91
Investment Operations:
Investment income—net[a]	.25		.53	.60	.63	.67	.67
Net realized and unrealized
gain (loss) on investments	.25		.99	(.61)	1.09	(1.41)	(.87)
Total from Investment Operations	.50		1.52	(.01)	1.72	(.74)	(.20)
Distributions:
Dividends from
investment income—net	(.25)		(.52)	(.59)	(.62)	(.66)	(.66)
Dividends from net realized
gain on investments	(.00)[b]		(.02)	(.01)	—	—	—
Total Distributions	(.25)		(.54)	(.60)	(.62)	(.66)	(.66)
Net asset value, end of period	12.37		12.12	11.14	11.75	10.65	12.05
Total Return (%)	4.15	[c]	13.92	.05	16.44	(5.64)	(1.59)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92	[d]	.95	.95	.82	.85	.97
Ratio of net expenses
to average net assets	.92	[d]	.95	.95	.82	.84	.97
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[d]	.00 [e]	.00 [e]	—	.00 [e]	.05
Ratio of net investment income
to average net assets	4.13	[d]	4.56	5.45	5.58	6.59	5.32
Portfolio Turnover Rate	4.99	[c]	26.27	41.05	25.26	28.94	76.05
Net Assets, end of period
($ x 1,000)	88,133		88,092	85,868	113,547	122,871	152,058

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

30

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	203,628,374	1,199,640	204,828,014
Liabilities ($)
Floating Rate Notes†	—	(1,000,000)	—	(1,000,000)

†	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At February 28, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2012	1,079,880
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	119,760
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 2/28/2013	1,199,640
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 2/28/2013	119,760

32

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $32,065,662 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2012. If not applied, $715,251 of the carryover expires in fiscal year 2016, $7,033,387 expires in fiscal year 2017, $10,523,962 expires in fiscal year 2018 and $5,919,280 expires in fiscal year 2019. The fund has $2,369,905 of post-enactment short-term capital losses and $5,503,877 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2012 was as follows: tax-exempt income $8,019,469 and ordinary income $268,509.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata

34

portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2013, was approximately $23,800 with a related weighted average annualized interest rate of 1.15%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 28, 2013, the Distributor retained $3,222 from commissions earned on sales of the fund’s Class A shares and $611 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended February 28, 2013, Class C shares were charged $110,312, pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended February 28, 2013, Class Z shares were charged $70,072 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2013, Class A and Class C shares were charged $79,542 and $36,771, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2013, the fund was charged $17,552 for transfer agency services and $503 for cash management services. Cash management fees were partially offset by earnings credits of $76. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2013, the fund was charged $7,731 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended February 28, 2013, the fund was charged $309 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $4.

36

During the period ended February 28, 2013, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $94,784, Distribution Plan fees $27,292, Shareholder Services Plan fees $17,994, custodian fees $7,562, Chief Compliance Officer fees $5,308 and transfer agency fees $6,876.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended February 28, 2013, redemption fees charged and retained by the fund amounted to $7,634.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended February 28, 2013, amounted to $14,446,903 and $9,949,876, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2013, was approximately $1,000,000, with a related weighted average annualized interest rate of .75%.

At February 28, 2013, accumulated net unrealized appreciation on investments was 13,548,266, consisting of $20,474,319 gross unrealized appreciation and $6,926,053 gross unrealized depreciation.

At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

38

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally below the Performance Group and Performance Universe median for the various periods.The Board noted the fund’s improved relative and strong absolute performance over the past year. The Board also noted that the fund’s yield performance was below the Performance Group median and variously above, at and below the Performance Universe median for the one-year periods ended September 30th. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, noting that the fund’s total returns were higher than the category average in three of the six calendar years.

The Board received a presentation from the fund’s portfolio managers, who described the fundamental and technical conditions at work in the municipal bond market, the level of volatility in the market, and the managers’ ongoing focus on mitigating downside risk in the fund’s portfolio. The portfolio managers also discussed the strategy implemented for the fund in 2009, quantitative risk management tools

40

applied in overseeing the fund and the fund’s current structure to defend against volatility and otherwise defensively position the fund’s credit posture. The portfolio managers also explained the fund’s performance relative to its duration and credit structure and the degree to which it impacts maximizing yield performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation or fee waiver and/or expense reimbursement arrangement for certain

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

funds and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

42

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement for the ensuing year was in the best interests of the fund and its shareholders.

The Fund	43

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 25, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	April 25, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)